Business Combination, Significant Transaction and Sale of Business (Details 7) - Knowledge Price [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Business Combination, Significant Transaction and Sale of Business (Textual)
Net assets	$ 783
Intangible assets	2,430
Deferred taxes	(365)
Goodwill	2,875
Net assets acquired	$ 5,270